Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2011 Interest Rate Swaps One [Member]	Dec. 31, 2011 Interest Rate Swaps Two [Member]	Jun. 30, 2011 Interest Rate Swaps Two [Member]	Dec. 31, 2011 Interest Rate Swaps Three [Member]	Mar. 31, 2011 Interest Rate Swaps Three [Member]
Information regarding the Swaps
Aggregate Notional Amount	$ 100.0	$ 100.0	$ 100.0	$ 84.1	$ 85.0
LIBOR Fixed Rate	4.80%	1.00%		2.80%
Maturity date	Feb. 28, 2012	Jun. 30, 2014		Sep. 30, 2017